NATURE OF OPERATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Interest in joint operations, contractual arrangements	75.00%
Waterbury Lake Uranium Limited Partnership
Statement [Line Items]
Interest in joint operations, contractual arrangements	66.90%
Wheeler River Joint Venture
Statement [Line Items]
Interest in joint operations, contractual arrangements	95.00%
McClean Lake Joint Venture
Statement [Line Items]
Interest in joint operations, contractual arrangements	22.50%	22.50%
Midwest Joint Venture
Statement [Line Items]
Interest in joint operations, contractual arrangements	25.17%	25.17%
Uranium Project Joint Venture
Statement [Line Items]
Interest in joint operations, contractual arrangements	50.00%
Millennium Project
Statement [Line Items]
Interest in joint operations, contractual arrangements	30.099%
Kiggavik Project
Statement [Line Items]
Interest in joint operations, contractual arrangements	33.8123%
Christie Lake
Statement [Line Items]
Interest in joint operations, contractual arrangements	34.4508%